Non-financial assets and liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Deferred tax assets
Tax losses	$ 79,301	$ 74,602
Other temporary differences	8,292	13,143
Total deferred tax assets	87,593	87,745
Deferred tax liabilities
Intangible assets	87,593	87,745
Total deferred tax liabilities	87,593	87,745
Net deferred tax liabilities	$ 0	$ 0